Income Tax and Taxes Payable (Details) ¥ in Millions, $ in Millions	6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended
	Jun. 30, 2025 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2024
Income Tax and Taxes Payable [Line Items]
Applicable tax rate value (in Dollars) | $	$ 2
Assessable profits rate percentage	8.25%
Assessable profits value (in Dollars) | $	$ 2
Annual tax amount (in Yuan Renminbi)			¥ 1
Tax percent		20.00%	25.00%
Corporate income tax percentage			20.00%	20.00%
Peferential enterprise income tax rate	15.00%
Statutory rate	25.00%
Benefiting from reduction in applicable income tax rate	10.00%
Small and low-profit enterprises [Member]
Income Tax and Taxes Payable [Line Items]
Annual tax amount (in Yuan Renminbi)		¥ 1
Tax percent		12.50%	20.00%
Hong Kong [Member]
Income Tax and Taxes Payable [Line Items]
Tax percentage	16.50%
Withholding tax percentage	5.00%
PRC [Member]
Income Tax and Taxes Payable [Line Items]
EIT rate	25.00%
Tax percent			50.00%
Withholding tax percentage	10.00%
Minimum [Member]
Income Tax and Taxes Payable [Line Items]
Annual tax amount (in Yuan Renminbi)		¥ 1	¥ 1
Maximum [Member]
Income Tax and Taxes Payable [Line Items]
Annual tax amount (in Yuan Renminbi)		¥ 3	¥ 3
Corporate Income Tax [Member]
Income Tax and Taxes Payable [Line Items]
Tax percent				25.00%